Fiduciary/Claymore MLP Opportunity Fund Announces Public Offering of Common Shares

Lisle, IL - September 9, 2013 - (NYSE: FMO) Fiduciary/Claymore MLP Opportunity Fund (the “Fund”) today announced that it has commenced a public offering of 3,520,000 common shares pursuant to the Fund’s effective shelf registration statement filed with the U.S. Securities and Exchange Commission (the “SEC”).  The Fund also intends to grant the underwriters a 45-day option to purchase up to 528,000 additional common shares to cover over-allotments, if any.  Net proceeds of the offering will be used to make additional portfolio investments that are consistent with the Fund’s investment objective and for general corporate purposes.

Morgan Stanley & Co. LLC, Citigroup Global Markets Inc., UBS Securities LLC and RBC Capital Markets, LLC are acting as joint book running managers for the offering; Robert W. Baird & Co. Incorporated and Maxim Group LLC are acting as co-managers for the offering. The offering of these securities will be made only by means of a prospectus. A copy of the preliminary prospectus supplement and accompanying base prospectus relating to the offering may be obtained from the following addresses:

Morgan Stanley & Co. LLC
Attn: Prospectus Department
180 Varick Street, 2nd Floor
New York, NY 10014
Telephone: 866-718-1649

Citigroup
c/o: Broadridge Financial Solutions
1155 Long Island Avenue
Edgewood, NY 11717
Telephone: 800-831-9146
Email: batprospectusdept@citi.com

UBS Securities LLC
Attn: Prospectus Department
299 Park Avenue
New York, NY 10171
Telephone: 888-827-7275

RBC Capital Markets, LLC
Attn: Equity Syndicate
Three World Financial Center
200 Vesey Street, 8th Floor
New York, NY 10281
Telephone: 212-428-6670

Robert W. Baird & Co. Incorporated
Attn: Syndicate Department
777 E. Wisconsin Avenue
Milwaukee, WI 53202
Telephone: 800-792-2413

Maxim Group LLC
Attn: Prospectus Department
405 Lexington Avenue
New York, NY 10022
Telephone: 800-724-0761

Investors may also obtain these documents free of charge from the Securities and Exchange Commission’s website at www.sec.gov.

An investor should read the Fund’s preliminary prospectus supplement and accompanying base prospectus carefully before investing. The preliminary prospectus supplement and accompanying base prospectus contain important information about the Fund and its investment objective and policies, risks, charges and expenses.

This press release does not constitute an offer to sell or a solicitation to buy the securities described herein, nor shall there be any sale of these securities in any state or jurisdiction in which such offer or solicitation or sale would be unlawful prior to registration or qualification under the laws of such state or jurisdiction.

A registration statement relating to these securities was filed with, and has been declared effective by, the Securities and Exchange Commission. The securities being offered have not been approved or disapproved by any regulatory authority, nor has any such authority passed upon the accuracy or adequacy of the prospectus supplement, prospectus or shelf registration statement.

The Fund is a non-diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return with an emphasis on current distributions paid to shareholders. No assurance can be given that the Fund’s investment objective will be achieved.

Guggenheim Investments represents the investment management division of Guggenheim Partners, LLC (“Guggenheim”), which consists of investment managers with approximately $151 billion in combined total assets*. Collectively, Guggenheim Investments has a long, distinguished history of serving institutional investors, ultra-high-net-worth individuals, family offices and financial intermediaries. Guggenheim Investments offers clients a wide range of differentiated capabilities built on a proven commitment to investment excellence. Guggenheim Investments has offices in Chicago, New York City and Santa Monica, along with a global network of offices throughout the United States, Europe, and Asia.

Guggenheim Investments is comprised of several investment management entities within Guggenheim, which includes Guggenheim Funds Investment Advisors, LLC. Guggenheim Funds Investment Advisors, LLC serves as Investment Adviser for FMO. For more information regarding the Funds, please visit www.guggenheiminvestments.com/fmo.

*The total asset figure is as of 6.30.2013 and includes $11.720B of leverage and $0.331B of leverage for Serviced Assets. AUM includes assets from Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors and its affiliated entities, and some business units including Guggenheim Real Estate, Guggenheim Aviation, GS GAMMA Advisors, Guggenheim Partners Europe, Transparent Value Advisors, and Guggenheim Partners India Management. Values from some funds are based upon prior periods.

Advisory Research, Inc. serves as the Fund’s investment sub-adviser. The FAMCO MLP team, a division of the Sub-Adviser, is responsible for the management of the Fund’s portfolio of securities. The FAMCO MLP team is dedicated to managing MLPs and energy infrastructure strategies for open and closed-end mutual funds, public and corporate pension plans, endowments and foundations and private wealth individuals. In March 2012, the FAMCO MLP team and its business was transferred from Fiduciary Asset Management Inc. (the “Predecessor Sub-Adviser”) to the Sub-Adviser. Each of the Sub- Adviser and the Predecessor Sub-Adviser is a wholly owned subsidiary of Piper Jaffray Companies.

Because of the Fund’s concentration in MLP investments, the Fund is not eligible to be treated as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Instead, the Fund is treated as a regular corporation for U.S. federal income tax purposes and, as a result, unlike most investment companies, is subject to corporate income tax to the extent the Fund recognizes taxable income. The Fund anticipates that a significant portion of the distributions received by the Fund from the MLPs in which it invests will consist of return of capital. If this expectation is not realized, the Fund will have a larger corporate income tax expense sooner than expected, which will result in less cash available to distribute to common shareholders in such taxable years. Moreover, although MLP distributions that are treated as returns of capital are generally not taxable to the Fund to that extent, such returns of capital reduce the Fund’s tax basis in its investments, resulting in potential increased gains (or decreased losses) upon dispositions of such investments. While the Fund will generally seek to maximize the portion of the Fund’s distributions to common shareholders that will consist of return of capital, no assurance can be given in this regard.

This information does not represent an offer to sell securities of the Fund and it is not soliciting an offer to buy securities of the Fund. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve operating expenses and fees. The net asset value of the Fund will fluctuate with the value of the underlying securities. It is important to note that closed-end funds trade on their market value, not net asset value, and closed-end funds often trade at a discount to their net asset value. Past performance is not indicative of future performance. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Some general risks and considerations associated with investing in the Fund include: Risks of Investing in MLP Units, Tax Risks of Investing in Equity Securities of MLPs, Affiliated Party Risk, Equity Securities Risk, Concentration Risk, Energy Sector Risks, Other Sector Risks, Small Capitalization Risk, Restricted Securities Risk, Cash Flow Risk, Risk Associated with Options on Securities, Liquidity Risk, Valuation Risk, Interest Rate Risk, Lower Grade Securities Risk, Portfolio Turnover Risk, Foreign Securities Risk, Derivatives Risk, Market Discount Risk, Other Investment Companies Risk, Royalty Trust Risk, Leverage Risk, Non-diversified Status Risk, Management Risk and Current Developments Risk.

Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment before they invest. For this and more information visit www.guggenheiminvestments.com or contact a securities representative or Guggenheim Funds Distributors, LLC 2455 Corporate West Drive, Lisle, IL 60532, 800-345-7999.

Analyst Inquiries
William T. Korver
630.505.3700
william.korver@guggenheiminvestments.com

Media Inquiries
Jeaneen Pisarra
212.518.5367
jeaneen.pisarra@guggenheiminvestments.com

NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE
Member FINRA/SIPC (9/13)